Warrants - Summary of Information about Common Stock Warrants Outstanding (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Additional Common Stock Warrant [Member] April 2013 junior secured promissory note [Member]	Dec. 31, 2013 June 2013 Warrants [Member] June 2013 credit facility [Member]
Class of Warrant or Right [Line Items]
Issue date				April 2013	June 2013
Expiration date				October 2015	June 2023
Number of shares subject to warrant issued		151	207	118	33
Exercise price	8.40	8.40		8.40	8.40